Pension liability - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Integer	Dec. 31, 2011	Dec. 31, 2010
Number Of Pension Benefit Plans		8
Number Of Employees Covered		714
Defined Benefit Plan, Net Periodic Benefit Cost		$ 1,641	$ 1,534	$ 2,008
Estimated net loss for pension benefits		226
Ocean Rig [Member]
Number Of Pension Benefit Plans		3
Number Of Employees Covered		44
Defined Benefit Plan, Accumulated Benefit Obligation		8,887	7,037
Defined Benefit Plan, Contributions by Plan Participants	1,122
Us Gaap Fair Value Tier Level 1 Listed Equities Daily Average Turnover Threshold		3,462
Pension and Other Postretirement Benefit Contributions		$ 5,205	$ 3,738	$ 1,775
Managed By Norwegian Life Insurance Companies [Member]
Number Of Pension Benefit Plans		5
Managed By International Life Insurance Companies [Member]
Number Of Pension Benefit Plans		3